Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (158,250)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 188,034
Percentage of reasonably possible 1% decrease in actuarial assumption	7.10%
Percentage of reasonably possible 1% increase decrease in actuarial assumption	(6.10%)
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 185,594
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (158,114)
Percentage of reasonably possible 1% increase in actuarial assumption	7.10%
Percentage of reasonably possible 1% increase decrease in actuarial assumption	(6.10%)